                                                   Rule 497(e) File Nos. 33-5819
                                                                    and 811-5034

                SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND
                SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND
               SALOMON BROTHERS CALIFORNIA TAX FREE INCOME FUND

                        Supplement dated August 5, 2002
                      to Prospectus dated April 30, 2002

   On or about September 3, 2002, the names of the funds will change to Salomon Brothers National Tax Free Bond Fund, Salomon Brothers New York Tax Free Bond Fund and Salomon Brothers California Tax Free Bond Fund.

   On or about September 3, 2002, the investment objective of each fund will change. Currently, the Salomon Brothers National Tax Free Income Fund seeks to generate high levels of current income exempt from federal income taxes and preserve the value of its shareholders' investment; the Salomon Brothers New York Tax Free Income Fund seeks to generate high levels of current income exempt from federal, New York State and New York City personal income taxes and preserve the value of its shareholders' investment; and the Salomon Brothers California Tax Free Income Fund seeks to generate high levels of current income exempt from federal and California personal income taxes and preserve the value of its shareholders' investment.

   Following the change, the investment objective of each fund will be to seek to maximize total return, consistent with the preservation of capital. There will be no change in the types of securities in which the funds may invest as set forth in the prospectus under "Principal investment strategy" for each fund. The Salomon Brothers National Tax Free Income Fund under normal market conditions will continue to invest at least 80% of its assets in investment grade municipal obligations that pay interest that is exempt from federal personal income taxes including the federal alternative minimum tax; the Salomon Brothers New York Tax Free Income Fund under normal market conditions will continue to invest at least 80% of its assets in investment grade municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from New York State and New York City personal income taxes; and the Salomon Brothers California Tax Free Income Fund under normal market conditions will continue to invest at least 80% of its assets in investment grade municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from California personal income taxes. However, investing for total return will allow each fund's manager, when selecting securities and managing the portfolio, to place more emphasis on factors such as appreciation and overall return potential, instead of looking primarily at income generation.

FD02610

                                                   Rule 497(e) File Nos. 33-5819
                                                                    and 811-5034

                SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND
                SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND
               SALOMON BROTHERS CALIFORNIA TAX FREE INCOME FUND

                        Supplement dated August 5, 2002
          to Statement of Additional Information dated April 30, 2002

   On or about September 3, 2002, the names of the funds will change to Salomon Brothers National Tax Free Bond Fund, Salomon Brothers New York Tax Free Bond Fund and Salomon Brothers California Tax Free Bond Fund.

   On or about September 3, 2002, the investment objective of each fund will change. Currently, the Salomon Brothers National Tax Free Income Fund seeks to generate high levels of current income exempt from federal income taxes and preserve the value of its shareholders' investment; the Salomon Brothers New York Tax Free Income Fund seeks to generate high levels of current income exempt from federal, New York State and New York City personal income taxes and preserve the value of its shareholders' investment; and the Salomon Brothers California Tax Free Income Fund seeks to generate high levels of current income exempt from federal and California personal income taxes and preserve the value of its shareholders' investment.

   Following the change, the investment objective of each fund will be to seek to maximize total return, consistent with the preservation of capital. There will be no change in the types of securities in which the funds may invest as set forth in the statement of additional information under "Additional Information on Fund Investments and Investment Policies" for each fund. The Salomon Brothers National Tax Free Income Fund under normal market conditions will continue to invest at least 80% of its assets in investment grade municipal obligations that pay interest that is exempt from federal personal income taxes including the federal alternative minimum tax; the Salomon Brothers New York Tax Free Income Fund under normal market conditions will continue to invest at least 80% of its assets in investment grade municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from New York State and New York City personal income taxes; and the Salomon Brothers California Tax Free Income Fund under normal market conditions will continue to invest at least 80% of its assets in investment grade municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from California personal income taxes.

FD02615

                                      2